Intangible Assets, Net (Details) - USD ($)	6 Months Ended
	Dec. 31, 2021	Dec. 31, 2020
Goodwill and Intangible Assets Disclosure [Abstract]
Amortization expenses of intangible assets	$ 5,597	$ 5,331